Variable Interest Entity (Details) - Schedule of VIE's operating results - Variable Interest Entity (VIE) or Potential VIE, Information Unavailability [Member] - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Variable Interest Entity (Details) - Schedule of VIE's operating results [Line Items]
Operating revenues	$ 2,030,623	$ 2,179,172	$ 3,180,634
(Loss) income from operations	(1,651,429)	(2,274,112)	(1,660,384)
Net (loss) income	$ (2,944,489)	$ (2,512,032)	$ (2,195,951)